Goodwill	12 Months Ended
Mar. 31, 2015
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill Disclosure [Text Block]
7.	Goodwill

The Company’s goodwill is in respect of its acquisition of India Abroad. The goodwill has been allocated to the US Publishing business, reporting unit.

The changes in the carrying amount of goodwill for the fiscal years ended March 31, 2014 and 2015 were as follows:

	For the year ended March 31,
	2014			2015
		Accumulated			Accumulated
	Gross	impairment	Net	Gross	impairment	Net
	US$	US$	US$	US$	US$	US$
As at beginning of the year	10,515,168	10,515,168	—	10,515,168	10,515,168	—
As at end of the year	10,515,168	10,515,168	—	10,515,168	10,515,168	—

In fiscal year 2013, the Company recognized a goodwill impairment loss of US$2,000,000. The impairment was on account of the weakness in the publishing industry which resulted in reduction of the US publishing business’s projected operating results and estimated future cash flows. The Company used an income-based valuation approach to determine the fair value of the reporting unit by estimating the present value of future cash flows after considering current economic conditions and trends, estimated future operating results and growth rates.